SUPPLEMENT

DATED JULY 1, 2010 TO

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2010

Effective July 1, 2010, Raymond Humphrey, CFA, has been added as a portfolio manager of Hartford U.S. Government Securities HLS Fund.

1.             Accordingly, the following change is being made to the above referenced Prospectus and Summary Prospectus:

Under the heading “MANAGEMENT”, the following information is added:

Portfolio Manager	Title	Involved with Fund Since

Raymond Humphrey, CFA	Senior Vice President	2010

2.             In addition, the following change is being made to the above referenced Prospectus:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER(S) — Portfolio Managers”, the following information is added:

Raymond Humphrey, CFA, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since July 2010.  Mr. Humphrey joined Hartford Investment Management in 2010.  Prior to joining Hartford Investment Management, Mr. Humphrey was employed by Neuberger Berman LLC, where he was Lead Portfolio Manager for International and Global Fixed Income Products.  Prior to joining Neuberger Berman LLC, Mr. Humphrey held a similar position with Brown Brothers Harriman & Co. in New York.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED JULY 1, 2010 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2010

FOR HARTFORD HLS FUNDS (THE “SAI”)

Effective of July 1, 2010, Raymond Humphrey, CFA, will serve as an additional portfolio manager of Hartford U.S. Government Securities HLS Fund.  Accordingly, the following changes are being made to the SAI:

1.             Under the heading “PORTFOLIO MANAGERS — Other Accounts Managed by Hartford Investment Management’s Portfolio Managers”, the following is added:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Raymond Humphrey*	1	$2,065	0	$0	0	$0

* Mr. Humphrey joined John Hendricks and Russell M. Regenauer as a portfolio manager of Hartford U.S. Government Securities HLS Fund in July 2010.  Therefore, the information presented in the table above is current as of May 31, 2010.

2.             Under the heading “PORTFOLIO MANAGERS — Equity Securities Beneficially Owned by Hartford Investment Management’s Portfolio Managers”, the following is added:

PORTFOLIO MANAGER	HLS FUND(S) SUB-ADVISED/MANAGED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Raymond Humphrey*	U.S. Government Securities HLS Fund	None

*Information as of May 31, 2010.

This Supplement should be retained with your SAI for future reference.